Inventories (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Lubricants	$ 13,945	$ 15,863
Bunkers	48,417	51,299
Total	$ 62,362	$ 67,162